Loans, allowance for loan losses and credit quality - Aging analysis (Details 4) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 278,760		SFr 270,976
Gross loans held at amortized cost, past due	3,191		2,747
Gross loans held at amortized cost	281,951	SFr 278,744	273,723	SFr 272,969
Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,440		982
Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	193		177
Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	195		127
Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,363		1,461
Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	121,909		118,293
Gross loans held at amortized cost, past due	1,866		1,669
Gross loans held at amortized cost	123,775	122,405	119,962	117,711
Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	823		520
Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		119
Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	109		85
Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	868		945
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	26,633		25,914
Gross loans held at amortized cost, past due	304		151
Gross loans held at amortized cost	26,937		26,065
Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	133		63
Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40		4
Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		0
Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	65		84
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	81,413		78,439
Gross loans held at amortized cost, past due	1,140		1,334
Gross loans held at amortized cost	82,553		79,773
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	360		378
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	24		96
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	39		82
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	717		778
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	12,646		12,768
Gross loans held at amortized cost, past due	355		171
Gross loans held at amortized cost	13,001		12,939
Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	264		66
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		19
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		3
Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	86		83
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,217		1,172
Gross loans held at amortized cost, past due	67		13
Gross loans held at amortized cost	1,284		1,185
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		13
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	156,851		152,683
Gross loans held at amortized cost, past due	1,325		1,078
Gross loans held at amortized cost	158,176	SFr 156,339	153,761	155,258
Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	617		462
Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	127		58
Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	86		42
Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	495		516
Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	108,394		107,364
Gross loans held at amortized cost, past due	525		481
Gross loans held at amortized cost	108,919		107,845
Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	141		155
Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	80		23
Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	36		10
Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	268		293
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	44,231		41,936
Gross loans held at amortized cost, past due	86		98
Gross loans held at amortized cost	44,317		42,034
Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	13		21
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	73		77
Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	4,226		3,383
Gross loans held at amortized cost, past due	714		499
Gross loans held at amortized cost	4,940		3,882
Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	463		286
Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	47		35
Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	50		32
Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	154		146
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	285,255		276,281
Gross loans held at amortized cost, past due	3,179		2,735
Gross loans held at amortized cost	288,434		279,016	278,486
Bank | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,440		982
Bank | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	193		177
Bank | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	195		127
Bank | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,351		1,449
Bank | Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	128,404		123,598
Gross loans held at amortized cost, past due	1,854		1,657
Gross loans held at amortized cost	130,258		125,255	123,228
Bank | Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	823		520
Bank | Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		119
Bank | Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	109		85
Bank | Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	856		933
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	26,633		25,914
Gross loans held at amortized cost, past due	304		151
Gross loans held at amortized cost	26,937		26,065
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	133		63
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40		4
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		0
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	65		84
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	81,968		78,919
Gross loans held at amortized cost, past due	1,128		1,322
Gross loans held at amortized cost	83,096		80,241
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	360		378
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	24		96
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	39		82
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	705		766
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	18,586		17,593
Gross loans held at amortized cost, past due	355		171
Gross loans held at amortized cost	18,941		17,764
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	264		66
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		19
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		3
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	86		83
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,217		1,172
Gross loans held at amortized cost, past due	67		13
Gross loans held at amortized cost	1,284		1,185
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		13
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	156,851		152,683
Gross loans held at amortized cost, past due	1,325		1,078
Gross loans held at amortized cost	158,176		153,761	SFr 155,258
Bank | Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	617		462
Bank | Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	127		58
Bank | Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	86		42
Bank | Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	495		516
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	108,394		107,364
Gross loans held at amortized cost, past due	525		481
Gross loans held at amortized cost	108,919		107,845
Bank | Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	141		155
Bank | Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	80		23
Bank | Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	36		10
Bank | Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	268		293
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	44,231		41,936
Gross loans held at amortized cost, past due	86		98
Gross loans held at amortized cost	44,317		42,034
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	13		21
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	73		77
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	4,226		3,383
Gross loans held at amortized cost, past due	714		499
Gross loans held at amortized cost	4,940		3,882
Bank | Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	463		286
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	47		35
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	50		32
Bank | Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 154		SFr 146